Restricted cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents consist of the following:

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Cash at banks 1	960	1,025	14

	960	1,025	14

1.
Cash at banks is restricted in use as it relates to unclaimed dividends of
₹
 941 million and
₹
 1,006 million ($ 14 million) as at March 31, 2020 and March 31, 2021 respectively. It also includes earmarked escrow amount of
₹
 19 million and
₹
 19 million ($ 0 million) which relates to unclaimed redeemable preference shares as at March 31, 2020 and March 31, 2021 respectively.